Business Segment And Geographic Region Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Business Segment And Geographic Region Information [Abstract]
Business Segment And Geographic Region Information

11. Business Segment Information

The Company is a global manufacturer and supplier of consumable products used primarily in the production of paper and is organized into two reportable segments: Clothing and Roll Covers. The Clothing segment represents the manufacture and sale of synthetic textile belts used to transport paper along the length of papermaking machines. The Roll Covers segment primarily represents the manufacture and refurbishment of covers used on the steel rolls of papermaking machines. The Company manages each of these operating segments separately.

Management evaluates segment performance based on earnings before interest, taxes, depreciation and amortization and before allocation of corporate charges. Such measure is then adjusted to exclude items that are of an unusual nature and are not used in measuring segment performance or are not segment specific ("Segment Earnings (Loss)"). The accounting policies of these segments are the same as those for the Company as a whole. Inter-segment net sales and inter-segment eliminations are not material for any of the periods presented.

Summarized financial information for the Company's reportable segments is presented in the tables that follow for the three and nine months ended September 30, 2011 and 2010, respectively.

	Clothing	Roll Covers	Corporate	Total
Three Months Ended September 30, 2011:
Net Sales	$97,515	$50,712	$—	$148,227
Segment Earnings (Loss)	20,757	10,396	(2,548)
Three Months Ended September 30, 2010:
Net Sales	$90,317	$45,582	$—	$135,899
Segment Earnings (Loss)	20,560	11,123	(2,590)

	Clothing	Roll Covers	Corporate	Total
Nine Months Ended September 30, 2011:
Net Sales	$291,085	$150,686	$—	$441,771
Segment Earnings (Loss)	63,026	31,216	(9,296)
Nine Months Ended September 30, 2010:
Net Sales	$268,016	$135,725	$—	$403,741
Segment Earnings (Loss)	60,942	30,961	(11,704)

Provided below is a reconciliation of Segment Earnings (Loss) to income before provision for income taxes for the three and nine months ended September 30, 2011 and 2010, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Segment Earnings (Loss):
Clothing	$20,757	$20,560	$63,026	$60,942
Roll Covers	10,396	11,123	31,216	30,961
Corporate	(2,548)	(2,590)	(9,296)	(11,704)
Non-cash compensation and related expenses	(172)	(2,068)	(2,253)	(5,498)
Net interest expense	(9,873)	(12,020)	(29,709)	(44,529)
Depreciation and amortization	(11,231)	(10,222)	(33,302)	(30,763)
Restructuring and impairment expense	(577)	(3,322)	(1,287)	(7,433)
Loss on debt extinguishment	—	—	(2,926)	—
Financial restructuring expense	—	—	—	(9,922)

Income (loss) before reorganization expenses and provision for income taxes	$6,752	$1,461	$15,469	$(17,946)

15. Business Segment and Geographic Region Information

The Company is a global manufacturer and supplier of consumable products primarily used in the production of paper, and is organized into two reportable segments: Clothing and Roll Covers. The Clothing segment represents the manufacture and sale of synthetic textile belts used to transport paper along the length of papermaking machines. The Roll Covers segment primarily represents the manufacture and refurbishment of covers used on the steel rolls of a papermaking machine. The Company manages each of these operating segments separately.

Management evaluates segment performance based on earnings before interest, taxes, depreciation and amortization before allocation of corporate charges. Such measure is then adjusted to exclude items that are of an unusual nature and are not used in measuring segment performance or are not segment specific ("Segment Earnings (Loss)"). The accounting policies of these segments are the same as those described in Accounting Policies in Note 2. Inter-segment net sales and inter-segment eliminations are not material for any of the periods presented.

The "Corporate" column consists of the Company's headquarters, related assets and expenses that are not allocable to reportable segments. Significant Corporate assets include cash, investments in subsidiaries and deferred financing costs. Corporate depreciation and amortization consists primarily of deferred financing costs. Corporate segment earnings (loss) consists of general and administrative expenses. The "Eliminations" column represents eliminations of investments in subsidiaries.

Summarized financial information for the Company's reportable segments is presented in the tables that follow for each of the three years in the period ended December 31, 2010.

	Clothing	Roll Covers	Corporate	Eliminations	Total
2010:
Net sales	$359,686	$188,648	$—	$—	$548,334
Depreciation and amortization (1)	30,188	10,771	322	—	41,281
Segment Earnings (Loss)	83,235	42,881	(10,666)	—

Total assets	523,769	234,222	706,503	(764,351)	700,143
Capital expenditures	21,919	5,756	253	—	27,928
2009:
Net sales	$331,398	$168,693	$—	$—	$500,091
Depreciation and amortization (1)	29,432	12,137	298	—	41,867
Segment Earnings (Loss)	80,305	36,677	(20,506)	—
Total assets	542,616	240,863	696,464	(786,432)	693,511
Capital expenditures	16,321	2,557	654	—	19,532
2008:
Net sales	$413,236	$224,903	$—	$—	$638,139
Depreciation and amortization (1)	32,155	13,501	272	—	45,928
Segment Earnings (Loss)	114,129	55,617	(11,859)	—
Total assets	548,851	337,555	809,445	(877,754)	818,097
Capital expenditures	28,492	10,143	393	—	39,028

(1)	Depreciation and amortization excludes amortization of financing costs of $5,950, $5,417, and $4,670 for 2010, 2009 and 2008, respectively.

Provided below is a reconciliation of Segment Earnings (Loss) to income before provision for income taxes for each of the three years in the period ended December 31, 2010:

	2010	2009	2008
Segment Earnings (Loss):
Clothing	$83,235	$80,305	$114,129
Roll Covers	42,881	36,677	55,617
Corporate	(10,666)	(20,506)	(11,859)
Non-cash compensation and related expenses	(7, 310)	(2,305)	(2,009)
Net interest expense	(56,795)	(67,300)	(58,504)
Depreciation and amortization (2)	(41,281)	(41,867)	(45,928)
Restructuring and impairments expenses	(10,004)	(4,080)	(16,968)
Financial restructuring costs included in general and administrative expense	(9,923)	—	—
Unrealized foreign exchange gain (loss) on revaluation of debt	—	—	1,985
Expenses related to debt or equity financing	—	—	(5,966)
Goodwill impairment	—	(80,600)	—

Income (loss) before reorganization items and provision (benefit) for income taxes	$(9,863)	$(99,676)	$30,497

(2)	Excludes amortization of deferred finance costs that are charged to interest expense.

Information concerning principal geographic areas is set forth below. Net sales amounts are by geographic area of product destination. Net sales amounts are for the years ended December 31 and property, plant and equipment amounts are as of December 31.

	North America	Europe	Asia- Pacific	Other	Total
2010:
Net sales (3)	$197,805	$188,723	$95,056	$66,750	$548,334
Property, plant and equipment (4)	108,322	148,051	38,961	65,936	361,270
2009:
Net sales (3)	$175,457	$206,969	$67,752	$49,913	$500,091
Property, plant and equipment (4)	112,137	167,251	46,033	60,128	385,549
2008:
Net sales (3)	$227,337	$237,054	$99,456	$74,292	$638,139
Property, plant and equipment (4)	115,117	176,738	46,264	46,471	384,590

(3)	Included in North America are net sales in the United States of $147,427, $135,449 and $168,999 for 2010, 2009 and 2008, respectively.
(4)	Included in North America are property, plant and equipment in the United States of $72,090, $76,161 and $82,025 as of December 31, 2010, 2009 and 2008, respectively. Included in Europe is property, plant and equipment in Germany of $69,568, $76,070 and $79,630 as of December 31, 2010, 2009 and 2008, respectively.